WARRANTS - Warrants Issued by Arrival (Details) - EUR (€) € in Thousands		12 Months Ended
	Mar. 24, 2021	Dec. 31, 2021
Warrants [Line Items]
Number of warrants issued	20,112,493
Fair value of warrants	€ 176,575	€ 176,575
Private Warrants
Warrants [Line Items]
Number of warrants issued	7,175,000
Fair value of warrants	€ 67,603
Public Warrants
Warrants [Line Items]
Number of warrants issued	12,937,493
Fair value of warrants	€ 108,972